Consolidated Statement of Partners' Equity - 9 months ended Sep. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2015		57,084	145,333	135,384
Partners' equity, beginning of period at Dec. 31, 2015	$ 712,931	$ 305,747	$ (37,429)	$ 428,035	$ 16,578
General partner units, Outstanding, beginning of period at Dec. 31, 2015	6,894				6,894
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	$ (256,540)	(74,569)	0	(176,840)	$ (5,131)
Distributions	(74,268)	$ (72,783)	0	0	(1,485)
Issuance of common units as compensation to non-management directors, units		5
Issuance of common units as compensation to non-management directors	139	$ 136	0	0	3
Amortization of beneficial conversion feature of Class B units	0	$ (8,573)	$ 28,904	$ (20,331)	0
Units, Outstanding, end of period at Sep. 30, 2016		57,089	145,333	135,384
Partners' equity, end of period at Sep. 30, 2016	$ 382,262	$ 149,958	$ (8,525)	$ 230,864	$ 9,965
General partner units, Outstanding, end of period at Sep. 30, 2016	6,894				6,894